LOANS AND BORROWINGS	6 Months Ended
Dec. 31, 2025
Borrowings [abstract]
LOANS AND BORROWINGS	LOANS AND BORROWINGS

	Other Loans and Borrowings	Lease Liabilities	Total Loans and Borrowings
	US$	US$	US$
Carrying amount at December 31, 2025	724,821	3,733,925	4,458,746
Current	715,433	390,954	1,106,387
Non-Current	9,388	3,342,971	3,352,359

Carrying amount at June 30, 2025	19,067	3,915,515	3,934,582
Current	6,764	465,254	472,018
Non-Current	12,303	3,450,261	3,462,564